Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Infrastructure	Total Payments
Total	$ 11,278,619,755	$ 4,461,769,236	$ 2,242,960,399	$ 11,486,089,900	$ 47,146,793	$ 255,455	$ 29,516,841,538
ITALY UPSTREAM ASSET [Member]
Total	124,462,214	103,701,724	83,370,761				311,534,699
ORMEN LANGE [Member]
Total			(3,250,590)	2,056,539,150			2,053,288,560
NORWAY EXPLORATION PROJECTS [Member]
Total			1,011,830				1,011,830
KARACHAGANAK [Member]
Total	208,412,179						208,412,179
BLOCK 10 CONCESSION [Member]
Total			150,000	503,863,549			504,013,549
BLOCK 6 CONCESSION [Member]
Total	3,587,243,932						3,587,243,932
BLOCK 11 CONCESSION [Member]
Total			250,000				250,000
BLOCK 42 CONCESSION [Member]
Total			150,000				150,000
BLOCK 55 CONCESSION [Member]
Total			250,000				250,000
PEARL GTL [Member]
Total	1,735,524,464		29,806,461	1,996,846,875			3,762,177,800
DW MAURITANIA EXPLORATION [Member]
Total					1,500,000		1,500,000
SOMALIA EXPLORATION [Member]
Total			915,000				915,000
BLOCK 1 AND 4 [Member]
Total			207,273				207,273
HASDRUBAL CONCESSION [Member]
Total	9,184,700	5,168,442					14,353,142
HUACARETA [Member]
Total			528,534				528,534
NORTH COAST MARINE AREA 1 (NCMA1) [Member]
Total			2,140,203	104,165,663			106,305,866
EAST COAST MARINE AREA [Member]
Total			1,986,939	158,639,550			160,626,489
CENTRAL BLOCK [Member]
Total	9,643,946	5,160,601	882,085				15,686,632
TT EXPLORATION [Member]
Total			1,451,788				1,451,788
TT DEEPWATER ATLANTIC AREA [Member]
Total			886,700				886,700
BRENT AND OTHER NORTHERN NORTH SEA PROJECTS [Member]
Total	(43,370,657)		501,950				(42,868,707)
ONEGAS WEST [Member]
Total			2,845,153				2,845,153
UK EXPLORATIONS PROJECTS [Member]
Total			794,101				794,101
UK OFFSHORE NON OPERATED [Member]
Total			231,747				231,747
WEST OF SHETLAND NON OPERATED [Member]
Total			381,619				381,619
UK OFFSHORE OPERATED [Member]
Total			1,142,139				1,142,139
SABAH INBOARD AND DEEPWATER OIL [Member]
Total	233,145,621	354,365,330		1,807,106,962			2,394,617,913
SARAWAK OIL AND GAS [Member]
Total	88,945,058	187,581,388		949,694,205			1,226,220,651
SABAH GAS - NOT OPERATED [Member]
Total	28,616,146	1,412,148					30,028,294
QGC PROJECT [Member]
Total	77,937,697	344,138,883	13,830,883			$ 255,455	436,162,918
NORTH WEST SHELF [Member]
Total		161,424,179					161,424,179
PRELUDE [Member]
Total			107,018				107,018
EGYPT OFFSHORE EXPLORATION [Member]
Total					442,060		442,060
East Asset [Member]
Total				864,363,603			864,363,603
PSC 1993 (OPL212/OML118, OPL219/OML135) [Member]
Total	279,780,569	453,852,738	30,450,830	752,858,858			1,516,942,995
WEST ASSET [Member]
Total				1,850,490,170			1,850,490,170
PSC 1993 (OML133) [Member]
Total	157,121,109						157,121,109
ATHABASCA OIL SANDS [Member]
Total	306,623,010						306,623,010
GREATER DEEP BASIN [Member]
Total		1,884,599	33,737,939				35,622,538
SABLE DEEPWATER [Member]
Total		(141,945)					(141,945)
GROUNDBIRCH [Member]
Total		43,754,308	1,295,105				45,049,413
FOOTHILLS [Member]
Total			118,371				118,371
GOM (CENTRAL) [Member]
Total		1,078,049,824	521,436				1,078,571,260
GOM (WEST) [Member]
Total		135,958,686	312,440				136,271,126
ALASKA EXPLORATION [Member]
Total			243,408				243,408
GOM EXPLORATION [Member]
Total			35,594,798				35,594,798
ACAMBUCO [Member]
Total		3,590,412					3,590,412
ARGENTINA UNCONVENTIONAL PROJECTS [Member]
Total		98,856,123	1,083,019				99,939,142
BM-S-9, BM-S-9A, BM-S-11, BM-S-11A and Entorno de Sapinhoa [Member]
Total		998,565,014	1,803,888,142	27,416,425			2,829,869,581
LIBRA PSC [Member]
Total		173,505,174		168,115,363			341,620,537
BC-10 [Member]
Total		28,591,236	1,172,147				29,763,383
BASIN EXPLORATION PROJECTS [Member]
Total			2,518,517		25,354,087		27,872,604
BIJUPIRA AND SALEMA [Member]
Total			469,766				469,766
DEUTSCHE SHELL HOLDING GmbH [Member]
Total	82,865,836						82,865,836
A/S NORSKE SHELL [Member]
Total	1,761,137,182		223,460				1,761,360,642
SHELL EXPLORATION AND PRODUCTION BRUNEI BV [Member]
Total	17,890,705	8,352,280		3,842,049			30,085,034
SHELL DEEPWATER BORNEO LIMITED [Member]
Total	55,794,941						55,794,941
BG EXPLORATION AND PRODUCTION INDIA LIMITED [Member]
Total	(14,990,868)						(14,990,868)
SHELL EXPLORACION Y EXTRACCION DE MEXICO, S.A. DE C.V. [Member]
Total			63,635,480				63,635,480
SHELL EP OFFSHORE VENTURES LIMITED SUCURSAL COLOMBIA [Member]
Total			367,220				367,220
SURINAME EXPLORATION [Member]
Total					18,600,000		18,600,000
BG INTERNATIONAL LIMITED - TRINIDAD AND TOBAGO BRANCH [Member]
Total			4,475,866	$ 242,147,478			246,623,344
BG TRINIDAD AND TOBAGO LIMITED [Member]
Total			805,637				805,637
SHELL U.K. LIMITED [Member]
Total	489,164,786		3,460,816				492,625,602
SABAH SHELL PETROLEUM COMPANY LIMITED [Member]
Total	2,664,721						2,664,721
SARAWAK SHELL BERHAD [Member]
Total	3,512,754						3,512,754
SHELL ENERGY ASIA LIMITED [Member]
Total	2,438,862						2,438,862
SHELL OIL AND GAS (MALAYSIA) LLC [Member]
Total	608,917						608,917
SHELL SABAH SELATAN SDN. BHD. [Member]
Total	3,676,917						3,676,917
SHELL AUSTRALIA PTY LTD [Member]
Total	1,321,599,087						1,321,599,087
BG DELTA LIMITED - EGYPT BRANCH [Member]
Total	54,554,015						54,554,015
SHELL EGYPT N.V. [Member]
Total					$ 1,250,646		1,250,646
THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member]
Total	150,743,083	$ 273,998,092	115,648,504				540,389,679
SHELL CANADA ENERGY [Member]
Total			1,062,319				1,062,319
SHELL PETROLEUM INC. [Member]
Total	13,500,000						13,500,000
SHELL EXPLORATION AND PRODUCTION COMPANY [Member]
Total	(1,093,622)						(1,093,622)
SHELL BRASIL PETROLEO LTDA [Member]
Total	528,769,030		$ 1,303,585				530,072,615
BG ROSETTA LIMITED [Member]
Total	$ 2,513,421						$ 2,513,421